Retirement plans - Defined benefit pension plans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of net defined benefit liability (asset) [line items]
Balance, beginning of year	$ 16,798
Balance, end of year	19,953	$ 16,798
Unfunded status	19,953	16,798
Minimum funding requirement	0	0
Accrued benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Balance, beginning of year	40,047	55,181
Current service cost	1,259	3,395
Past service cost	0	0
Interest cost on accrued benefit obligations / income on assets	2,095	2,436
Benefit payments	(5,699)	(3,657)
Settlements	0	(12,246)
Actuarial (gain) loss	3,190	(206)
Foreign exchange gain (loss)	2,849	(4,856)
Balance, end of year	43,741	40,047
Fair values of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Balance, beginning of year	23,249	38,208
Interest cost on accrued benefit obligations / income on assets	1,072	1,680
Contributions	4,715	2,536
Benefit payments	(5,699)	(3,657)
Settlements	(574)	(13,305)
Return on plan assets	(374)	45
Foreign exchange gain (loss)	1,399	(2,258)
Balance, end of year	$ 23,788	$ 23,249